Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal			$ 0	$ 0
State			0	0
Deferred:
Federal			(212,022)	1,267,000
State			(401,215)	(653,000)
Net operating loss carryforward			4,243,885	4,635,000
Valuation Allowance			(3,649,237)	(5,267,000)
Total income tax (expense) benefit	$ (4,645)	$ (4,890)	$ (18,589)	$ (18,000)